Shareholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Billions	12 Months Ended							24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2006	Dec. 31, 2011	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2010
Class of Stock [Line Items]
Common stock shares authorized (in shares)									4,000,000,000	4,000,000,000
Preferred stock shares authorized (in shares)									50,000,000	50,000,000
Common stock shares outstanding (in shares)									1,600,000,000
Common stock shares reserved for future issuance (in shares)									59,000,000
Remaining authorized repurchase amount									$ 4.9
Preferred stock outstanding (in shares)									243,510	243,510
Series O
Class of Stock [Line Items]
Preferred stock shares issued (in shares)	18,000
Liquidation preference per share (in dollars per share)	$ 25,000
Preferred stock dividend rate fixed percentage	4.50%
Redemption period of preferred stock	90 days
Preferred stock outstanding (in shares)									18,000	18,000
Series N
Class of Stock [Line Items]
Preferred stock shares issued (in shares)		60,000
Liquidation preference per share (in dollars per share)		$ 25,000
Preferred stock dividend rate fixed percentage		3.70%
Redemption period of preferred stock		90 days
Preferred stock variable dividend rate spread		2.541%
Preferred stock outstanding (in shares)									60,000	60,000
Series M
Class of Stock [Line Items]
Preferred stock shares issued (in shares)		30,000
Liquidation preference per share (in dollars per share)		$ 25,000
Preferred stock dividend rate fixed percentage		4.00%
Redemption period of preferred stock		90 days
Preferred stock outstanding (in shares)									30,000	30,000
Series L
Class of Stock [Line Items]
Preferred stock shares issued (in shares)			20,000
Liquidation preference per share (in dollars per share)			$ 25,000
Preferred stock dividend rate fixed percentage			3.75%
Redemption period of preferred stock			90 days
Preferred stock outstanding (in shares)									20,000	20,000
Series K
Class of Stock [Line Items]
Preferred stock shares issued (in shares)				23,000
Liquidation preference per share (in dollars per share)				$ 25,000
Preferred stock dividend rate fixed percentage				5.50%
Preferred stock outstanding (in shares)									23,000	23,000
Series J
Class of Stock [Line Items]
Preferred stock shares issued (in shares)					40,000
Liquidation preference per share (in dollars per share)					$ 25,000
Preferred stock dividend rate fixed percentage					5.30%
Redemption period of preferred stock					90 days
Preferred stock variable dividend rate spread					2.914%
Preferred stock outstanding (in shares)									40,000	40,000
Series A
Class of Stock [Line Items]
Preferred stock shares issued (in shares)								6,764			5,746
Liquidation preference per share (in dollars per share)								$ 100,000
Preferred stock dividend rate fixed percentage								3.50%
Preferred stock variable dividend rate spread								1.02%
Preferred stock outstanding (in shares)									12,510	12,510
Series A | Noncontrolling Interests
Class of Stock [Line Items]
Liquidation preference per share (in dollars per share)							$ 100,000
Preferred stock variable dividend rate spread							1.147%
Minority interest preferred stock, shares issued (in shares)							5,000
Stock repurchased during period (in shares)						500
Preferred stock outstanding (in shares)									4,500
Series A | Noncontrolling Interests | Term Secured Overnight Financing Rate Overnight Index Swap Rate (SOFR), Adjustment
Class of Stock [Line Items]
Preferred stock variable dividend rate spread							0.26161%
Series B
Class of Stock [Line Items]
Preferred stock shares issued (in shares)							40,000
Liquidation preference per share (in dollars per share)							$ 25,000
Preferred stock dividend rate fixed percentage							3.50%
Preferred stock variable dividend rate spread							0.60%
Preferred stock outstanding (in shares)									40,000	40,000